Consolidated Balance Sheet SFr in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non-current assets
Property, plant & equipment	$ 4,774	$ 4,389
Right-of-use assets	447	449
Goodwill	9,256	8,946
Intangible assets other than goodwill	9,006	8,587
Deferred tax assets	458	421
Financial assets	768	652
Other non-current assets	397	594
Total non-current assets	25,106	24,038
Current assets
Inventories	2,391	2,268
Trade receivables	1,942	1,736
Income tax receivables	20	23
Cash and cash equivalents	1,527	1,676
Time deposits	80	153
Other current assets	489	453
Total current assets	6,449	6,309
Total assets	31,555	30,347
Equity
Share capital	20	20
Reserves	22,014	21,533
Equity attributable to shareholders of Alcon Inc.	22,034	21,553
Non-controlling interests	1	0
Total equity	22,035	21,553
Non-current liabilities
Financial debts	4,162	4,538
Lease liabilities	429	429
Deferred tax liabilities	941	724
Provisions & other non-current liabilities	939	825
Total non-current liabilities	6,471	6,516
Current liabilities
Trade payables	926	773
Financial debts	575	105
Lease liabilities	80	68
Current income tax liabilities	182	104
Provisions & other current liabilities	1,286	1,228
Total current liabilities	3,049	2,278
Total liabilities	9,520	8,794
Total equity and liabilities	$ 31,555	$ 30,347